Summary of Accounting Principles (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Restricted Cash And Cash Equivalents		$ 60	$ 33		$ 42
Unbilled Contracts Receivable		678			522
Contract Receivable Retainage		116			111
Excess Of Replacement Or Current Costs Over Stated LIFO Value		119			126
Capitalized Contract Cost, Net		914			1,519
Operating profit impact of contract adjustments	$ (69)	(50)	$ (110)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]	Remaining Performance Obligations (RPO). RPO represents the aggregate amount of total contract transaction price that is unsatisfied or partially unsatisfied. As of December 31, 2019 our total RPO was approximately $132.7 billion compared to $115.5 billion as of December 31, 2018. Of the total RPO as of December 31, 2019, we expect approximately 45% will be recognized as sales over the following 24 months.
Revenue, Remaining Performance Obligation, Amount		$ 115,500			$ 132,700
Revenue, Remaining Performance Obligations, to be recognized within 24 months				45.00%	45.00%
Long-term debt, euro-denominated | €				€ 4,200
Schedule of Unbilled Accounts Receivable [Line Items]
Lessee, Leases
Leases. We account for leases in accordance with ASC Topic 842: Leases. Under Topic 842, the right-of-use model requires a lessee to record a right-of-use asset and a lease liability on the Consolidated Balance Sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statement of Operations. In addition, Topic 842 requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating.
        We enter into lease agreements for the use of real estate space, vehicles, information technology equipment, and certain other equipment under operating and finance leases. We determine if an arrangement contains a lease at inception. Operating leases are included in Operating lease right-of-use assets, Accrued liabilities, and Operating lease liabilities in our
Consolidated Balance Sheet. Finance leases are not considered significant to our Consolidated Balance Sheet or Consolidated Statement of Operations. Finance lease right-of-use assets at December 31, 2019 of $55 million are included in Other assets in our Consolidated Balance Sheet. Finance lease liabilities at December 31, 2019 of $84 million are included in Long-term debt currently due, and Long-term debt in our Consolidated Balance Sheet.
Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments, and use the implicit rate when readily determinable. We determine our incremental borrowing rate through market sources including relevant industry rates. Our lease right-of-use assets also include any lease pre-payments and exclude lease incentives. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. We exclude variable payments from lease right-of-use assets and lease liabilities, to the extent not considered fixed, and instead, expense variable payments as incurred. Variable lease expense and lease expense for short duration contracts is not a material component of lease expense. Our leases generally have remaining lease terms of 1 to 20 years, some of which include options to extend leases. For the majority of our leases with options to extend, those options are up to 5 years with the ability to terminate the lease within 1 year. The exercise of lease renewal options is at our sole discretion and our lease right-of-use assets and liabilities reflect only the options we are reasonably certain that we will exercise. Lease expense is recognized on a straight-line basis over the lease term.
In limited instances we act as a lessor, primarily for commercial aerospace engines and certain heating, ventilation and air conditioning (HVAC) systems and commercial equipment, all of which are classified as operating leases. These leases are not significant to our Consolidated Balance Sheet or Consolidated Statement of Operations.

Finance Lease, Right-of-Use Asset					$ 55
Finance Lease, Liability					$ 84
Collaborators interests existing programs low end				13.00%	13.00%
Collaborators interests existing programs high end				49.00%	49.00%
Partner share individual program maximum				31.00%	31.00%
Minimum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Minimum [Member] | Purchased Service Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Patents & trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years
Minimum [Member] | Exclusivity Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	32 years
Maximum [Member] | Purchased Service Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
Maximum [Member] | Patents & trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Maximum [Member] | Exclusivity Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years